Aptus Collared Income Opportunity ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 98.1%
		Basic Materials - 2.7%
60,655		Freeport-McMoRan, Inc. (a)		$2,706,426
29,899		Linde plc (a)		9,894,775
8,605		Sherwin-Williams Company (a)		2,035,857
				14,637,058
		Communications - 10.4%
181,415		Alphabet, Inc. - Class C (a)(b)		18,117,916
142,656		Amazon.com, Inc. (a)(b)		14,712,113
109,005		Comcast Corporation - Class A (a)		4,289,347
37,186		Meta Platforms, Inc. - Class A (b)		5,539,598
7,410		Netflix, Inc. (a)(b)		2,622,103
55,325		T-Mobile US, Inc. (a)(b)		8,260,576
30,802		Walt Disney Company (a)(b)		3,341,709
				56,883,362
		Consumer, Cyclical - 10.0%
7,183		Costco Wholesale Corporation (a)		3,671,519
22,741		Dollar General Corporation (a)		5,312,298
26,109		Home Depot, Inc. (a)		8,463,755
35,290		Marriott International, Inc. - Class A (a)		6,146,812
25,101		McDonald's Corporation (a)		6,712,007
72,016		PulteGroup, Inc. (a)		4,096,990
42,553		Tesla, Inc. (a)(b)		7,371,031
89,534		TJX Companies, Inc. (a)		7,329,253
37,129		Walmart, Inc. (a)		5,341,749
				54,445,414
		Consumer, Non-cyclical - 19.4%
38,987		Abbott Laboratories (a)		4,310,013
31,013		AbbVie, Inc. (a)		4,582,171
81,031		Altria Group, Inc. (a)		3,649,636
34,109		Bristol-Myers Squibb Company (a)		2,478,019
10,816		Chemed Corporation (a)		5,463,594
19,463		Elevance Health, Inc. (a)		9,731,305
16,734		Eli Lilly and Company (a)		5,759,006
30,426		IQVIA Holdings, Inc. (a)(b)		6,980,029
40,886		Johnson & Johnson (a)		6,681,590
40,023		Merck & Company, Inc. (a)		4,298,871
65,221		Mondelez International, Inc. - Class A (a)		4,268,062
38,413		PayPal Holdings, Inc. (a)(b)		3,130,275
46,548		PepsiCo, Inc. (a)		7,960,639
49,788		Pfizer, Inc.		2,198,638
39,411		Procter & Gamble Company (a)		5,611,338
31,956		Stryker Corporation (a)		8,110,752
15,135		Thermo Fisher Scientific, Inc. (a)		8,631,945
23,434		UnitedHealth Group, Inc. (a)		11,698,019
				105,543,902
		Energy - 5.1%
22,008		Chevron Corporation (a)		3,829,832
37,956		Diamondback Energy, Inc. (a)		5,546,131
102,712		Exxon Mobil Corporation (a)		11,915,619
29,153		Pioneer Natural Resources Company (a)		6,715,394
				28,006,976
		Financial - 15.9%
19,918		American Tower Corporation		4,449,482
212,593		Bank of America Corporation (a)		7,542,800
29,523		Berkshire Hathaway, Inc. - Class B (a)(b)		9,197,005
4,782		BlackRock, Inc. (a)		3,630,542
76,681		Charles Schwab Corporation (a)		5,936,643
60,029		Digital Realty Trust, Inc. (a)		6,880,524
33,568		Intercontinental Exchange, Inc.		3,610,238
67,966		JPMorgan Chase & Company (a)		9,512,521
38,077		Marsh & McLennan Companies, Inc. (a)		6,660,048
64,265		Morgan Stanley (a)		6,254,913
50,383		Progressive Corporation (a)		6,869,722
14,289		Public Storage (a)		4,348,714
32,060		Visa, Inc. - Class A (a)		7,380,533
95,160		Wells Fargo & Company (a)		4,460,149
				86,733,834
		Industrial - 8.1%
33,403		Caterpillar, Inc. (a)		8,427,243
215,107		CSX Corporation (a)		6,651,108
10,829		Deere & Company (a)		4,578,934
22,081		FedEx Corporation (a)		4,280,623
30,269		Honeywell International, Inc. (a)		6,310,481
21,599		Lockheed Martin Corporation (a)		10,005,953
25,336		Waste Management, Inc.		3,920,239
				44,174,581
		Technology - 23.8%
23,556		Accenture plc - Class A (a)		6,573,302
45,900		Analog Devices, Inc. (a)		7,870,473
240,543		Apple, Inc. (a)		34,707,949
54,065		Applied Materials, Inc. (a)		6,027,707
9,375		Broadcom, Inc.		5,484,469
53,261		Fiserv, Inc. (a)(b)		5,681,883
119,970		Microsoft Corporation (a)		29,729,766
54,767		NVIDIA Corporation (a)		10,699,829
120,623		Oracle Corporation (a)		10,670,311
15,119		ServiceNow, Inc. (a)(b)		6,881,110
30,766		Texas Instruments, Inc. (a)		5,452,043
				129,778,842
		Utilities - 2.7%
131,722		NextEra Energy, Inc. (a)		9,830,413
73,695		Southern Company (a)		4,987,677
				14,818,090
		TOTAL COMMON STOCKS (Cost $473,789,449)		535,022,059

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 1.1%
		Put Options - 1.1%
1,200		S&P 500 Index, Expiration: 02/17/2023, Exercise Price: $3,800.00 (d)	$489,192,000	1,026,000
1,400		S&P 500 Index, Expiration: 03/17/2023, Exercise Price: $3,850.00 (d)	570,724,000	4,984,000
				6,010,000
		TOTAL PURCHASED OPTIONS (Cost $10,712,361)		6,010,000
Shares
		SHORT-TERM INVESTMENTS - 0.5%
2,616,940		First American Treasury Obligations Fund - Class X, 4.24% (e)		2,616,940
		TOTAL SHORT-TERM INVESTMENTS (Cost $2,616,940)		2,616,940

		Total Investments (Cost $487,118,750) - 99.7%		543,648,999
		Other Assets in Excess of Liabilities - 0.3%		1,448,975
		NET ASSETS - 100.0%		$545,097,974

		Percentages are stated as a percent of net assets.
	(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2023, the value of these securities amount to $502,323,209 or 92.2% of net assets.
	(b)	Non-income producing security.
	(c)	Exchange traded.
	(d)	Securities are held in connection with written options, see Schedule of Written Options for more details.
	(e)	Rate shown is the annualized seven-day yield as of January 31, 2023.

Aptus Collared Income Opportunity ETF
Schedule of Written Options
January 31, 2023 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (0.6)%
		Call Options - (0.3)%
(375)		Abbott Laboratories, Expiration: 02/17/2023, Exercise Price: $117.00	$(4,145,625)	$(9,375)
(300)		AbbVie, Inc., Expiration: 02/17/2023, Exercise Price: $157.50	(4,432,500)	(19,200)
(235)		Accenture plc - Class A, Expiration: 02/17/2023, Exercise Price: $300.00	(6,557,675)	(17,625)
(1,800)		Alphabet, Inc. - Class C, Expiration: 02/03/2023, Exercise Price: $105.00	(17,976,600)	(193,500)
(800)		Altria Group, Inc., Expiration: 02/17/2023, Exercise Price: $47.50	(3,603,200)	(7,200)
(700)		Amazon.com, Inc., Expiration: 02/03/2023, Exercise Price: $110.00	(7,219,100)	(117,950)
(700)		Amazon.com, Inc., Expiration: 02/03/2023, Exercise Price: $115.00	(7,219,100)	(52,150)
(457)		Analog Devices, Inc., Expiration: 02/03/2023, Exercise Price: $180.00	(7,836,179)	(9,140)
(648)		Apple, Inc., Expiration: 02/03/2023, Exercise Price: $149.00	(9,349,992)	(88,128)
(540)		Applied Materials, Inc., Expiration: 02/17/2023, Exercise Price: $125.00	(6,020,460)	(36,180)
(20)		BlackRock, Inc., Expiration: 02/17/2023, Exercise Price: $810.00	(1,518,420)	(5,450)
(90)		Broadcom, Inc., Expiration: 02/17/2023, Exercise Price: $620.00	(5,265,090)	(29,250)
(170)		Caterpillar, Inc., Expiration: 02/03/2023, Exercise Price: $270.00	(4,288,930)	(1,870)
(100)		Chemed Corporation, Expiration: 02/17/2023, Exercise Price: $530.00	(5,051,400)	(23,250)
(220)		Chevron Corporation, Expiration: 02/17/2023, Exercise Price: $187.50	(3,828,440)	(6,270)
(300)		Diamondback Energy, Inc., Expiration: 02/17/2023, Exercise Price: $160.00	(4,383,600)	(12,750)
(150)		Digital Realty Trust, Inc., Expiration: 02/17/2023, Exercise Price: $115.00	(1,719,300)	(49,500)
(226)		Dollar General Corporation, Expiration: 02/17/2023, Exercise Price: $250.00	(5,279,360)	(10,735)
(150)		Elevance Health, Inc., Expiration: 02/17/2023, Exercise Price: $520.00	(7,499,850)	(43,875)
(160)		Eli Lilly and Company, Expiration: 02/17/2023, Exercise Price: $375.00	(5,506,400)	(9,920)
(1,000)		Exxon Mobil Corporation, Expiration: 02/03/2023, Exercise Price: $119.00	(11,601,000)	(36,000)
(150)		FedEx Corporation, Expiration: 02/17/2023, Exercise Price: $200.00	(2,907,900)	(35,475)
(600)		Freeport-McMoRan, Inc., Expiration: 02/17/2023, Exercise Price: $50.00	(2,677,200)	(12,600)
(260)		Home Depot, Inc., Expiration: 02/17/2023, Exercise Price: $340.00	(8,428,420)	(52,520)
(300)		Honeywell International, Inc., Expiration: 02/17/2023, Exercise Price: $220.00	(6,254,400)	(27,000)
(300)		IQVIA Holdings, Inc., Expiration: 02/17/2023, Exercise Price: $250.00	(6,882,300)	(41,250)
(400)		Johnson & Johnson, Expiration: 02/17/2023, Exercise Price: $170.00	(6,536,800)	(13,400)
(250)		JPMorgan Chase & Company, Expiration: 02/17/2023, Exercise Price: $145.00	(3,499,000)	(19,625)
(200)		Linde plc, Expiration: 02/17/2023, Exercise Price: $350.00	(6,618,800)	(29,500)
(350)		Marriott International, Inc. - Class A, Expiration: 02/17/2023, Exercise Price: $185.00	(6,096,300)	(47,250)
(375)		Marsh & McLennan Companies, Inc., Expiration: 02/17/2023, Exercise Price: $180.00	(6,559,125)	(43,125)
(250)		McDonald's Corporation, Expiration: 02/17/2023, Exercise Price: $285.00	(6,685,000)	(7,625)
(200)		Merck & Company, Inc., Expiration: 02/17/2023, Exercise Price: $110.00	(2,148,200)	(23,400)
(370)		Meta Platforms, Inc. - Class A, Expiration: 02/03/2023, Exercise Price: $160.00	(5,511,890)	(126,725)
(1,000)		Microsoft Corporation, Expiration: 02/17/2023, Exercise Price: $265.00	(24,781,000)	(71,500)
(650)		Mondelez International, Inc. - Class A, Expiration: 02/17/2023, Exercise Price: $70.00	(4,253,600)	(6,500)
(73)		Netflix, Inc., Expiration: 02/17/2023, Exercise Price: $390.00	(2,583,178)	(14,709)
(546)		NVIDIA Corporation, Expiration: 02/17/2023, Exercise Price: $230.00	(10,667,202)	(43,407)
(1,200)		Oracle Corporation, Expiration: 02/17/2023, Exercise Price: $95.00	(10,615,200)	(16,200)
(380)		PayPal Holdings, Inc., Expiration: 02/10/2023, Exercise Price: $91.00	(3,096,620)	(39,140)
(400)		PepsiCo, Inc., Expiration: 02/17/2023, Exercise Price: $180.00	(6,840,800)	(17,200)
(290)		Pioneer Natural Resources Company, Expiration: 02/17/2023, Exercise Price: $270.00	(6,680,150)	(5,800)
(350)		Procter & Gamble Company, Expiration: 02/17/2023, Exercise Price: $147.00	(4,983,300)	(18,200)
(500)		Progressive Corporation, Expiration: 02/17/2023, Exercise Price: $140.00	(6,817,500)	(57,500)
(140)		Public Storage, Expiration: 02/17/2023, Exercise Price: $310.00	(4,260,760)	(53,900)
(700)		PulteGroup, Inc., Expiration: 02/17/2023, Exercise Price: $55.00	(3,982,300)	(196,000)
(150)		ServiceNow, Inc., Expiration: 02/17/2023, Exercise Price: $520.00	(6,826,950)	(22,125)
(734)		Southern Company, Expiration: 02/17/2023, Exercise Price: $72.50	(4,967,712)	(5,505)
(310)		Stryker Corporation, Expiration: 02/17/2023, Exercise Price: $280.00	(7,868,110)	(11,625)
(425)		Tesla, Inc., Expiration: 02/17/2023, Exercise Price: $235.00	(7,361,850)	(25,713)
(300)		Texas Instruments, Inc., Expiration: 02/17/2023, Exercise Price: $185.00	(5,316,300)	(46,500)
(895)		TJX Companies, Inc., Expiration: 02/24/2023, Exercise Price: $90.00	(7,326,470)	(20,585)
(500)		T-Mobile US, Inc., Expiration: 02/17/2023, Exercise Price: $160.00	(7,465,500)	(40,500)
(300)		Walmart, Inc., Expiration: 02/17/2023, Exercise Price: $150.00	(4,316,100)	(11,550)
				(1,982,972)
		Put Options - (0.3)%
(1,200)		S&P 500 Index, Expiration: 02/17/2023, Exercise Price: $3,650.00	(489,192,000)	(363,000)
(1,400)		S&P 500 Index, Expiration: 03/17/2023, Exercise Price: $3,500.00	(570,724,000)	(1,155,000)
				(1,518,000)
		TOTAL WRITTEN OPTIONS (Premiums Received $4,026,945)		$(3,500,972)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Aptus Collared Income Opportunity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$535,022,059	$-	$-	$535,022,059
Purchased Options	-	6,010,000	-	6,010,000
Short-Term Investments	2,616,940	-	-	2,616,940
Total Investments in Securities	$537,638,999	$6,010,000	$-	$543,648,999

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$3,500,972	$-	$3,500,972
Total Written Options	$-	$3,500,972	$-	$3,500,972

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.